Submission	May 21, 2025
Submission [Line Items]
Central Index Key	0000943452
Registrant Name	Westinghouse Air Brake Technologies Corporation
Registration File Number	333-275386
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES